The Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Depreciation, property, plant and equipment	$ 19,928	$ 19,964	$ 19,604
Cost of Revenues
Statement [line items]
Depreciation, property, plant and equipment	4,680	5,586	6,093
Operating Expenses
Statement [line items]
Depreciation, property, plant and equipment	$ 15,248	$ 14,378	$ 13,511